Loans, impaired loans and allowance for credit losses	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
7.	Loans, i mpaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	April 30, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,560	$981	$352,579
Personal loans	102,178	2,267	99,911
Credit cards	16,053	1,135	14,918
Business and government	298,013	1,353	296,660
Total	$769,804	$5,736	$764,068

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,527	$938	$352,589	$349,279	$899	$348,380
Personal loans	101,041	2,204	98,837	99,431	2,137	97,294
Credit cards	15,494	1,100	14,394	14,518	1,083	13,435
Business and government	290,608	1,271	289,337	287,107	1,229	285,878
Total	$760,670	$5,513	$755,157	$750,335	$5,348	$744,987

(b) Impaired loans
(1)

	As at
	April 30, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,659	$455	$1,204
Personal loans	1,040	608	432
Credit cards	–	–	–
Business and government	2,606	688	1,918
Total	$5,305	$1,751	$3,554
By geography:
Canada	$1,293	$459	$834
United States	–	–	–
Mexico	1,115	320	795
Peru	736	375	361
Chile	990	254	736
Colombia	305	80	225
Other international	866	263	603
Total	$5,305	$1,751	$3,554

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$1,539	$428	$1,111	$1,386	$406	$980
Personal loans	968	563	405	848	551	297
Credit cards	–	–	–	–	–	–
Business and government	2,597	663	1,934	2,552	678	1,874
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
By geography:
Canada	$1,212	$434	$778	$1,054	$440	$614
United States	–	–	–	–	–	–
Mexico	1,034	295	739	1,020	294	726
Peru	720	351	369	761	352	409
Chile	953	243	710	740	202	538
Colombia	306	72	234	301	67	234
Other international	879	259	620	910	280	630
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2023 was $14 (January 31, 2023 – $12; October 31, 2022 – $11).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability
weights that are assigned to them.
(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the determination of the allowance for credit losses to capture, as described above, all relevant risk factors up to the end of the reporting period. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models.
The base case scenario shows stronger inflation pressures in both Canada and the U.S. compared to last quarter, which brings monetary policy rates to higher than forecasted levels. Rising interest rates, combined with the negative impact from the banking sector turmoil in the U.S. (and Europe to a lesser extent), are leading to a technical recession in Canada and the U.S., with their real GDP declining mildly in both the second and third quarter of this year. Despite this modest recession, GDP will still grow in 2023 in both economies – albeit at a slower pace than in the previous year – given a good starting point.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario is now based on the recent banking sector turmoil in the U.S. and Europe and features deteriorating private sector financial conditions and confidence (unlike a stagflation shock in the previous quarter). These are reducing economic activity and inflation worldwide from the base case scenario, requiring central banks to reduce their monetary policy rates to mitigate the decline in economic activity and prevent inflation from falling below targeted ranges. Lastly, the very pessimistic (stagflation) scenario features further supply chain disruptions also leading to a protracted period of financial market uncertainty. This results in higher inflation rates, requiring central banks to raise their policy rate to higher levels than in the base case in order to bring inflation under control, which is dampening economic activity.
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at April 30, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.3	2.6	1.2	4.0	-2.5	3.3	-3.7	3.5
Consumer price index, y/y %	3.4	1.8	3.5	2.4	2.4	1.5	6.3	2.0
Unemployment rate, average %	5.6	5.8	5.2	4.2	7.2	6.4	8.4	6.6
Bank of Canada overnight rate target, average %	4.4	2.5	4.5	3.4	3.2	1.1	5.3	3.0
HPI - Housing Price Index, y/y % change	-16.9	-0.2	-16.3	1.2	-20.0	0.6	-20.3	-0.2
USD/CAD exchange rate, average	1.31	1.24	1.31	1.24	1.44	1.27	1.46	1.28
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.1	2.7	-2.4	2.7	-3.2	2.8
Consumer price index, y/y %	4.5	2.4	4.8	2.8	3.2	1.9	7.6	2.6
Target federal funds rate, upper limit, average %	5.1	2.8	5.4	3.7	4.0	0.9	6.0	3.3
Unemployment rate, average %	3.8	4.6	3.7	4.2	5.4	5.2	6.3	5.3
Mexico
Real GDP growth, y/y % change	0.7	2.3	1.2	3.1	-1.2	2.8	-2.9	3.1
Unemployment rate, average %	3.8	3.9	3.7	3.2	4.7	4.1	6.2	4.7
Chile
Real GDP growth, y/y % change	-0.2	2.9	1.1	4.1	-2.4	3.5	-3.7	3.8
Unemployment rate, average %	8.7	7.2	8.3	6.3	9.9	7.4	11.2	7.7
Peru
Real GDP growth, y/y % change	2.2	2.6	2.9	4.0	0.9	3.1	-0.4	3.3
Unemployment rate, average %	7.4	7.1	7.1	5.3	8.7	7.4	9.3	7.9
Colombia
Real GDP growth, y/y % change	1.7	2.9	3.5	3.9	0.5	3.3	-0.8	3.6
Unemployment rate, average %	11.2	10.2	10.3	8.2	13.2	10.7	14.0	11.3
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.3	4.7	2.5	4.3	1.2	4.6
Global
WTI oil price, average USD/bbl	79	69	84	86	68	66	65	65
Copper price, average USD/lb	3.60	4.80	3.72	5.36	3.35	4.69	3.30	4.66
Global GDP, y/y % change	2.67	2.42	3.59	3.42	0.02	3.08	-0.71	3.22

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at January 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.8	2.3	1.7	3.6	-2.2	3.1	-3.2	3.1
Consumer price index, y/y %	4.1	1.8	4.3	2.3	6.3	2.0	7.0	2.0
Unemployment rate, average %	5.8	6.1	5.4	4.5	7.8	6.5	8.6	6.8
Bank of Canada overnight rate target, average %	4.2	2.5	4.5	3.7	4.8	2.8	5.1	3.0
HPI - Housing Price Index, y/y % change	-13.1	0.2	-12.6	1.7	-15.8	0.2	-16.7	0.2
USD/CAD exchange rate, average	1.33	1.24	1.32	1.24	1.33	1.25	1.33	1.25
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.3	2.7	-2.3	2.7	-3.2	2.8
Consumer price index, y/y %	5.0	2.3	5.2	2.6	7.3	2.4	8.1	2.5
Target federal funds rate, upper limit, average %	4.9	2.8	5.2	4.0	5.6	3.1	5.8	3.3
Unemployment rate, average %	4.2	4.8	4.0	4.4	6.0	5.2	6.7	5.4
Mexico
Real GDP growth, y/y % change	0.8	2.2	1.5	3.1	-1.8	2.9	-2.7	3.0
Unemployment rate, average %	3.9	3.8	3.7	3.1	5.6	4.3	6.3	4.6
Chile
Real GDP growth, y/y % change	-1.7	2.5	-0.7	3.6	-4.4	3.3	-5.3	3.4
Unemployment rate, average %	9.1	7.3	8.8	6.7	10.9	7.6	11.6	7.8
Peru
Real GDP growth, y/y % change	2.4	2.3	2.7	3.7	-0.6	3.1	-1.5	3.2
Unemployment rate, average %	7.4	7.3	7.2	5.8	9.4	7.8	10.6	8.3
Colombia
Real GDP growth, y/y % change	2.0	2.7	4.5	4.2	-1.0	3.4	-1.9	3.6
Unemployment rate, average %	10.7	10.3	9.4	7.0	12.7	10.7	14.3	11.5
Caribbean
Real GDP growth, y/y % change	3.7	3.9	4.3	4.8	1.0	4.6	0.1	4.7
Global
WTI oil price, average USD/bbl	94	69	99	81	108	71	80	65
Copper price, average USD/lb	3.50	4.51	3.61	5.02	3.71	4.54	3.21	4.38
Global GDP, y/y % change	2.07	2.52	2.80	3.47	-0.47	3.23	-1.31	3.32
	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI - Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USD/CAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7
Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4
Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0
Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2
Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3
Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8
Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

Scotiabank Second Quarter Report 2023
    69

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $4,164 million (January 31, 2023 – $3,998 million; October 31, 2022 – $3,847 million) from $4,035 million (January 31, 2023 – $3,901 million; October 31, 2022 – $3,609 million).
If the Bank was to only use the very pessimistic scenario for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments woul
d be $498 million (January 31, 2023 – $538 million; October 31, 2022 – $1,096 million) higher than the reported allowance for credit losses as at April 30,
2023,
excluding
the consideration of
changes in
qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under the current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $500 million (January 31, 2023 – $541 million; October 31, 2022 – $521 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2022	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2023
Residential mortgages	$899	$55	$(30)	$57	$981
Personal loans	2,137	578	(528)	80	2,267
Credit cards	1,083	403	(401)	50	1,135
Business and government	1,368	311	(156)	9	1,532
	$5,487	$1,347	$(1,115)	$196	$5,915
Presented as:
Allowance for credit losses on loans	$5,348				$5,736
Allowance for credit losses on acceptances (1)	31				50
Allowance for credit losses on off-balance sheet exposures (2)	108				129
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30, 2022
Residential mortgages	$802	$32	$(23)	$23	$834
Personal loans	2,341	235	(451)	46	2,171
Credit cards	1,211	159	(277)	14	1,107
Business and government	1,374	15	(128)	(3)	1,258
	$5,728	$441	$(879)	$80	$5,370
Presented as:
Allowance for credit losses on loans	$5,626				$5,294
Allowance for credit losses on acceptances (1)	37				27
Allowance for credit losses on off-balance sheet exposures (2)	65				49
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$220	$306	$455	$981
Personal loans	677	982	608	2,267
Credit cards	425	710	–	1,135
Business and government	375	290	688	1,353
Total (1)	$1,697	$2,288	$1,751	$5,736
(1)	Excludes allowance for credit losses of $195 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348
(1)	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$168	$273	$393	$834
Personal loans	655	950	566	2,171
Credit cards	419	688	–	1,107
Business and government	202	335	645	1,182
Total (1)	$1,444	$2,246	$1,604	$5,294
(1)	Excludes allowance for credit losses of $81 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2023				April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$209	$301	$428	$938	$161	$279	$395	$835
Provision for credit losses
Remeasurement (1)	(42)	8	57	23	(15)	7	9	1
Newly originated or purchased financial assets	7	–	–	7	10	–	–	10
Derecognition of financial assets and maturities	(2)	(4)	–	(6)	(1)	(4)	–	(5)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	47	(34)	(13)	–	14	(12)	(2)	–
Stage 2	(8)	39	(31)	–	(2)	9	(7)	–
Stage 3	–	(13)	13	–	–	(3)	3	–
Gross write-offs	–	–	(21)	(21)	–	–	(16)	(16)
Recoveries	–	–	6	6	–	–	7	7
Foreign exchange and other movements	9	9	16	34	1	(3)	4	2
Balance at end of period	$220	$306	$455	$981	$168	$273	$393	$834
Personal loans
Balance at beginning of period	$673	$968	$563	$2,204	$655	$1,020	$574	$2,249
Provision for credit losses
Remeasurement (1)	(191)	224	238	271	(162)	94	161	93
Newly originated or purchased financial assets	94	–	–	94	75	–	–	75
Derecognition of financial assets and maturities	(21)	(42)	–	(63)	(17)	(27)	–	(44)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	162	(158)	(4)	–	127	(125)	(2)	–
Stage 2	(50)	72	(22)	–	(26)	39	(13)	–
Stage 3	(2)	(98)	100	–	(1)	(49)	50	–
Gross write-offs	–	–	(335)	(335)	–	–	(275)	(275)
Recoveries	–	–	57	57	–	–	64	64
Foreign exchange and other movements	12	16	11	39	4	(2)	7	9
Balance at end of period	$677	$982	$608	$2,267	$655	$950	$566	$2,171
Credit cards
Balance at beginning of period	$436	$664	$–	$1,100	$399	$766	$–	$1,165
Provision for credit losses
Remeasurement (1)	(81)	150	134	203	(37)	3	106	72
Newly originated or purchased financial assets	44	–	–	44	32	–	–	32
Derecognition of financial assets and maturities	(17)	(18)	–	(35)	(10)	(8)	–	(18)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	68	(68)	–	–	52	(52)	–	–
Stage 2	(34)	34	–	–	(13)	13	–	–
Stage 3	–	(63)	63	–	–	(33)	33	–
Gross write-offs	–	–	(269)	(269)	–	–	(186)	(186)
Recoveries	–	–	72	72	–	–	48	48
Foreign exchange and other movements	9	11	–	20	(4)	(1)	(1)	(6)
Balance at end of period	$425	$710	$–	$1,135	$419	$688	$–	$1,107
Total retail loans
Balance at beginning of period	$1,318	$1,933	$991	$4,242	$1,215	$2,065	$969	$4,249
Provision for credit losses
Remeasurement (1)	(314)	382	429	497	(214)	104	276	166
Newly originated or purchased financial assets	145	–	–	145	117	–	–	117
Derecognition of financial assets and maturities	(40)	(64)	–	(104)	(28)	(39)	–	(67)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	277	(260)	(17)	–	193	(189)	(4)	–
Stage 2	(92)	145	(53)	–	(41)	61	(20)	–
Stage 3	(2)	(174)	176	–	(1)	(85)	86	–
Gross write-offs	–	–	(625)	(625)	–	–	(477)	(477)
Recoveries	–	–	135	135	–	–	119	119
Foreign exchange and other movements	30	36	27	93	1	(6)	10	5
Balance at end of period	$1,322	$1,998	$1,063	$4,383	$1,242	$1,911	$959	$4,112
Non-retail loans:
Business and government
Balance at beginning of period	$380	$312	$679	$1,371	$233	$411	$654	$1,298
Provision for credit losses
Remeasurement (1)	46	18	99	163	(23)	(9)	72	40
Newly originated or purchased financial assets	94	–	–	94	65	–	–	65
Derecognition of financial assets and maturities	(81)	(7)	(9)	(97)	(55)	(36)	(7)	(98)
Changes in models and methodologies	–	–	–	–	(1)	2	–	1
Transfer to (from):
Stage 1	20	(20)	–	–	19	(19)	–	–
Stage 2	(9)	14	(5)	–	(4)	4	–	–
Stage 3	–	(1)	1	–	–	(3)	3	–
Gross write-offs	–	–	(71)	(71)	–	–	(73)	(73)
Recoveries	–	–	9	9	–	–	9	9
Foreign exchange and other movements	6	6	1	13	–	2	(13)	(11)
Balance at end of period including off-balance sheet exposures	$456	$322	$704	$1,482	$234	$352	$645	$1,231
Less: Allowance for credit losses on off-balance sheet exposures (2)	(81)	(32)	(16)	(129)	(32)	(17)	–	(49)
Balance at end of period	$375	$290	$688	$1,353	$202	$335	$645	$1,182

	As at and for the six months ended
	April 30, 2023				April 30, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$197	$296	$406	$899	$152	$276	$374	$802
Provision for credit losses
Remeasurement (1)	(73)	17	106	50	(34)	18	38	22
Newly originated or purchased financial assets	16	–	–	16	20	–	–	20
Derecognition of financial assets and maturities	(4)	(7)	–	(11)	(3)	(7)	–	(10)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	84	(63)	(21)	–	33	(29)	(4)	–
Stage 2	(15)	70	(55)	–	(4)	16	(12)	–
Stage 3	–	(26)	26	–	–	(6)	6	–
Gross write-offs	–	–	(43)	(43)	–	–	(37)	(37)
Recoveries	–	–	13	13	–	–	14	14
Foreign exchange and other movements	15	19	23	57	4	5	14	23
Balance at end of period	$220	$306	$455	$981	$168	$273	$393	$834
Personal loans
Balance at beginning of period	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Provision for credit losses
Remeasurement (1)	(372)	466	421	515	(318)	189	305	176
Newly originated or purchased financial assets	184	–	–	184	150	–	–	150
Derecognition of financial assets and maturities	(42)	(79)	–	(121)	(35)	(56)	–	(91)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	319	(312)	(7)	–	257	(252)	(5)	–
Stage 2	(96)	135	(39)	–	(56)	83	(27)	–
Stage 3	(4)	(182)	186	–	(2)	(99)	101	–
Gross write-offs	–	–	(642)	(642)	–	–	(582)	(582)
Recoveries	–	–	114	114	–	–	131	131
Foreign exchange and other movements	23	33	24	80	15	14	17	46
Balance at end of period	$677	$982	$608	$2,267	$655	$950	$566	$2,171
Credit cards
Balance at beginning of period	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Provision for credit losses
Remeasurement (1)	(155)	261	274	380	(89)	8	215	134
Newly originated or purchased financial assets	91	–	–	91	60	–	–	60
Derecognition of financial assets and maturities	(34)	(34)	–	(68)	(20)	(15)	–	(35)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	135	(135)	–	–	139	(139)	–	–
Stage 2	(69)	69	–	–	(26)	26	–	–
Stage 3	–	(123)	123	–	–	(61)	61	–
Gross write-offs	–	–	(510)	(510)	–	–	(378)	(378)
Recoveries	–	–	109	109	–	–	101	101
Foreign exchange and other movements	21	25	4	50	3	10	1	14
Balance at end of period	$425	$710	$–	$1,135	$419	$688	$–	$1,107
Total retail loans
Balance at beginning of period	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Provision for credit losses
Remeasurement (1)	(600)	744	801	945	(441)	215	558	332
Newly originated or purchased financial assets	291	–	–	291	230	–	–	230
Derecognition of financial assets and maturities	(80)	(120)	–	(200)	(58)	(78)	–	(136)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	538	(510)	(28)	–	429	(420)	(9)	–
Stage 2	(180)	274	(94)	–	(86)	125	(39)	–
Stage 3	(4)	(331)	335	–	(2)	(166)	168	–
Gross write-offs	–	–	(1,195)	(1,195)	–	–	(997)	(997)
Recoveries	–	–	236	236	–	–	246	246
Foreign exchange and other movements	59	77	51	187	22	29	32	83
Balance at end of period	$1,322	$1,998	$1,063	$4,383	$1,242	$1,911	$959	$4,112
Non-retail loans:
Business and government
Balance at beginning of period	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Provision for credit losses
Remeasurement (1)	66	29	184	279	(53)	(23)	148	72
Newly originated or purchased financial assets	191	–	–	191	121	–	–	121
Derecognition of financial assets and maturities	(154)	(15)	(12)	(181)	(96)	(56)	(18)	(170)
Changes in models and methodologies	–	–	–	–	(1)	2	–	1
Transfer to (from):
Stage 1	42	(42)	–	–	61	(61)	–	–
Stage 2	(17)	22	(5)	–	(12)	12	–	–
Stage 3	–	(2)	2	–	–	(3)	3	–
Gross write-offs	–	–	(177)	(177)	–	–	(146)	(146)
Recoveries	–	–	21	21	–	–	18	18
Foreign exchange and other movements	6	10	(4)	12	2	11	(15)	(2)
Balance at end of period including off-balance sheet exposures	$456	$322	$704	$1,482	$234	$352	$645	$1,231
Less: Allowance for credit losses on off-balance sheet exposures (2)	(81)	(32)	(16)	(129)	(32)	(17)	–	(49)
Balance at end of period	$375	$290	$688	$1,353	$202	$335	$645	$1,182
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$206,190	$622	$–	$206,812	$208,526	$635	$–	$209,161
Low	94,930	926	–	95,856	90,745	1,172	–	91,917
Medium	20,345	1,144	–	21,489	18,399	1,032	–	19,431
High	3,453	3,080	–	6,533	2,759	2,680	–	5,439
Very high	66	1,931	–	1,997	53	1,429	–	1,482
Loans not graded (2)	18,100	1,114	–	19,214	19,276	1,187	–	20,463
Default	–	–	1,659	1,659	–	–	1,386	1,386
Total	$343,084	$8,817	$1,659	$353,560	$339,758	$8,135	$1,386	$349,279
Allowance for credit losses	220	306	455	981	197	296	406	899
Carrying value	$342,864	$8,511	$1,204	$352,579	$339,561	$7,839	$980	$348,380
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$29,705	$156	$–	$29,861	$30,098	$285	$–	$30,383
Low	28,036	530	–	28,566	27,284	685	–	27,969
Medium	9,200	555	–	9,755	8,789	1,464	–	10,253
High	7,936	3,052	–	10,988	7,059	2,275	–	9,334
Very high	100	1,870	–	1,970	81	1,655	–	1,736
Loans not graded (2)	18,349	1,649	–	19,998	17,371	1,537	–	18,908
Default	–	–	1,040	1,040	–	–	848	848
Total	$93,326	$7,812	$1,040	$102,178	$90,682	$7,901	$848	$99,431
Allowance for credit losses	677	982	608	2,267	665	921	551	2,137
Carrying value	$92,649	$6,830	$432	$99,911	$90,017	$6,980	$297	$97,294
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,786	$43	$–	$1,829	$1,813	$47	$–	$1,860
Low	3,137	68	–	3,205	2,756	159	–	2,915
Medium	3,913	91	–	4,004	3,434	190	–	3,624
High	3,332	1,094	–	4,426	3,042	998	–	4,040
Very high	35	810	–	845	36	587	–	623
Loans not graded (1)	1,229	515	–	1,744	997	459	–	1,456
Default	–	–	–	–	–	–	–	–
Total	$13,432	$2,621	$–	$16,053	$12,078	$2,440	$–	$14,518
Allowance for credit losses	425	710	–	1,135	436	647	–	1,083
Carrying value	$13,007	$1,911	$–	$14,918	$11,642	$1,793	$–	$13,435
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$103,483	$4	$–	$103,487	$98,973	$6	$–	$98,979
Low	19,483	1	–	19,484	19,196	9	–	19,205
Medium	7,894	14	–	7,908	7,880	44	–	7,924
High	3,634	393	–	4,027	3,700	307	–	4,007
Very high	33	351	–	384	34	354	–	388
Loans not graded (1)	8,804	1,650	–	10,454	8,316	1,667	–	9,983
Default	–	–	–	–	–	–	–	–
Carrying value	$143,331	$2,413	$–	$145,744	$138,099	$2,387	$–	$140,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$341,164	$825	$–	$341,989	$339,410	$973	$–	$340,383
Low	145,586	1,525	–	147,111	139,981	2,025	–	142,006
Medium	41,352	1,804	–	43,156	38,502	2,730	–	41,232
High	18,355	7,619	–	25,974	16,560	6,260	–	22,820
Very high	234	4,962	–	5,196	204	4,025	–	4,229
Loans not graded (2)	46,482	4,928	–	51,410	45,960	4,850	–	50,810
Default	–	–	2,699	2,699	–	–	2,234	2,234
Total	$593,173	$21,663	$2,699	$617,535	$580,617	$20,863	$2,234	$603,714
Allowance for credit losses	1,322	1,998	1,063	4,383	1,298	1,864	957	4,119
Carrying value	$591,851	$19,665	$1,636	$613,152	$579,319	$18,999	$1,277	$599,595
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$167,429	$1,143	$–	$168,572	$162,696	$1,775	$–	$164,471
Non-investment grade	114,038	7,755	–	121,793	105,251	9,563	–	114,814
Watch list	32	2,580	–	2,612	22	2,890	–	2,912
Loans not graded (2)	2,415	15	–	2,430	2,346	12	–	2,358
Default	–	–	2,606	2,606	–	–	2,552	2,552
Total	$283,914	$11,493	$2,606	$298,013	$270,315	$14,240	$2,552	$287,107
Allowance for credit losses	375	290	688	1,353	255	296	678	1,229
Carrying value	$283,539	$11,203	$1,918	$296,660	$270,060	$13,944	$1,874	$285,878
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$230,214	$1,872	$–	$232,086	$222,734	$1,502	$–	$224,236
Non-investment grade	62,418	4,161	–	66,579	62,827	4,534	–	67,361
Watch list	4	719	–	723	4	604	–	608
Loans not graded (2)	4,836	–	–	4,836	4,573	–	–	4,573
Default	–	–	145	145	–	–	139	139
Total	$297,472	$6,752	$145	$304,369	$290,138	$6,640	$139	$296,917
Allowance for credit losses	81	32	16	129	67	24	17	108
Carrying value	$297,391	$6,720	$129	$304,240	$290,071	$6,616	$122	$296,809
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$397,643	$3,015	$–	$400,658	$385,430	$3,277	$–	$388,707
Non-investment grade	176,456	11,916	–	188,372	168,078	14,097	–	182,175
Watch list	36	3,299	–	3,335	26	3,494	–	3,520
Loans not graded (2)	7,251	15	–	7,266	6,919	12	–	6,931
Default	–	–	2,751	2,751	–	–	2,691	2,691
Total	$581,386	$18,245	$2,751	$602,382	$560,453	$20,880	$2,691	$584,024
Allowance for credit losses	456	322	704	1,482	322	320	695	1,337
Carrying value	$580,930	$17,923	$2,047	$600,900	$560,131	$20,560	$1,996	$582,687
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,173	$567	$–	$1,740
Personal loans	556	306	–	862
Credit cards	228	155	312	695
Business and government	134	64	–	198
Total	$2,091	$1,092	$312	$3,495

	As at January 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,034	$509	$–	$1,543
Personal loans	525	300	–	825
Credit cards	192	129	270	591
Business and government	121	64	–	185
Total	$1,872	$1,002	$270	$3,144

	As at October 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,015	$482	$–	$1,497
Personal loans	505	254	–	759
Credit cards	173	113	249	535
Business and government	122	47	–	169
Total	$1,815	$896	$249	$2,960
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2023	January 31 2023	October 31 2022
Unpaid principal balance (1)	$305	$311	$309
Credit related fair value adjustments	(79)	(74)	(70)
Carrying value	226	237	239
Stage 3 allowance	(2)	(2)	(2)
Carrying value net related allowance	$224	$235	$237
(1)	Represents principal amount owed net of write-offs.